Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000243995 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000243995 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243995 | Silver
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243995 | Euro/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243995 | NASDAQ 100 Index
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243995 | FTSE 100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243995 | Copper
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243995 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | DAX Index
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243995 | Stocks
Holdings [Line Items]
Percent of Total Investments	40.80%
C000243995 | Commodities
Holdings [Line Items]
Percent of Total Investments	34.10%
C000243995 | Currencies
Holdings [Line Items]
Percent of Total Investments	19.70%
C000243995 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243995 | FR_TSR_Top10_ CRUDE
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000243995 | FR_TSR_Top10_ SIL
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000243995 | FR_TSR_Top10_ GOLD
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000243995 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243995 | FR_TSR_Top10_ EURO
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243995 | FR_TSR_Top10_ UK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243995 | FR_TSR_Top10_ AUST
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243995 | FR_TSR_Top10_australian
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243995 | FR_TSR_Top10_ FRANC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000243995 | FR_TSR_Top10_ INDEX
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000243995 | FR_TSR_Top10_ NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000243995 | FR_TSR_Top10_ FTSE
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243995 | FR_TSR_Top10_ EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243995 | FR_TSR_Top10_ DAX
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243995 | FR_TSR_Top10_ ustreas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243995 | FR_TSR_Top10_EUROBONDS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243995 | FR_TSR_Top10_GILTS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000243995 | FR_TSR_Top10_BOBL
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247981 | Coeur Mining, Inc.__
Holdings [Line Items]
Percent of Total Investments	4.10%
C000247981 | Kinross Gold Corp.__
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247981 | Permian Resources Corp.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247981 | Siemens Energy AG__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247981 | Hudbay Minerals, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247981 | Methanex Corp.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247981 | Smurfit WestRock PLC__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247981 | BASF SE__
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247981 | GE Vernova, Inc.__
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247981 | Talen Energy Corp.__
Holdings [Line Items]
Percent of Total Investments	2.80%
C000247981 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	1.50%
C000247981 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247981 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247981 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000247981 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000247981 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000247981 | Argentina
Holdings [Line Items]
Percent of Total Investments	1.20%
C000247981 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000247981 | Zambia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000247981 | China
Holdings [Line Items]
Percent of Total Investments	2.20%
C000247981 | Norway
Holdings [Line Items]
Percent of Total Investments	2.50%
C000247981 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247981 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000247981 | Canada
Holdings [Line Items]
Percent of Total Investments	22.00%
C000247981 | United States
Holdings [Line Items]
Percent of Total Investments	56.90%
C000247981 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000247981 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_10/15/2025_FR_91282CAQ4
Holdings [Line Items]
Percent of Total Investments	12.90%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.375_7/15/2027_FR_9128282L3
Holdings [Line Items]
Percent of Total Investments	12.80%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_4/15/2027_FR_91282CEJ6
Holdings [Line Items]
Percent of Total Investments	12.70%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_4/15/2026_FR_91282CCA7
Holdings [Line Items]
Percent of Total Investments	12.30%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_7/15/2026_FR_912828S50
Holdings [Line Items]
Percent of Total Investments	12.10%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.125_10/15/2026_FR_91282CDC2
Holdings [Line Items]
Percent of Total Investments	12.10%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.625_1/15/2026_FR_912828N71
Holdings [Line Items]
Percent of Total Investments	11.60%
C000257150 | U.S. Treasury Inflation-Indexed Notes_0.375_1/15/2027_FR_912828V49
Holdings [Line Items]
Percent of Total Investments	11.20%
C000257150 | 2-Year Interest Rate Swap_5.220_1/13/2027_FR_AEII58553
Holdings [Line Items]
Percent of Total Investments	0.30%
C000257150 | Centrally Cleared Inflation Swap_2.610_1/15/2030_FR_99S27J4I7
Holdings [Line Items]
Percent of Total Investments	0.30%
C000257150 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000257150 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257150 | Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000257150 | Inflation Swap
Holdings [Line Items]
Percent of Net Asset Value	0.30%